Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	¥ 1,150,013	¥ 887,263
Total Loans	133,479,114	131,881,305
Past Due 90 Days and Accruing	10,049	10,243
Unearned income, unamortized premiums—net and deferred loan fees—net	(449,439)	(442,790)
Total	133,029,675	131,438,515
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	332,292	312,271
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	340,320	350,566
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	672,612	662,837
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	131,656,489	130,331,205
Residential
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	0	0
Total Loans	12,708,287	12,561,780
Past Due 90 Days and Accruing	2,798	3,157
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	32,624	32,739
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	10,395	10,711
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	43,019	43,450
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,665,268	12,518,330
Card
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	0	0
Total Loans	505,023	498,773
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,915	15,737
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	31,401	30,221
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	47,316	45,958
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	457,707	452,815
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	14,056	0
Total Loans	9,534,107	8,846,908
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	254,124	228,655
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	245,240	252,745
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	499,364	481,400
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	9,020,687	8,365,508
Other
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	0	0
Total Loans	1,971,585	2,056,692
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	22,063	21,555
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	26,847	28,744
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	48,910	50,299
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,922,675	2,006,393
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	174,800	130,854
Total Loans	61,075,390	61,669,333
Past Due 90 Days and Accruing	2,637	2,419
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	6,316	9,275
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	6,961	6,127
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	13,277	15,402
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	60,887,313	61,523,077
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Loans Held for Sale	961,157	756,409
Total Loans	47,684,722	46,247,819
Past Due 90 Days and Accruing	4,614	4,667
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,250	4,310
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	19,476	22,018
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	20,726	26,328
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 46,702,839	¥ 45,465,082